Costs Associated with Exit and Restructuring Activities (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring Reserve Activity

($ in thousands) June 2013 Plan and April 2014 Plan

Restructuring liability at January 1, 2014	$3,100
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	7,442
Cost paid	(6,638)

Restructuring liability at December 31, 2014	$3,904

April 2014 Plan [Member]
Restructuring and Restructuring Related Charges of Actual Costs

($ in thousands) April 2014 Plan	Planned Costs	Actual costs incurred through December 31, 2014

Inventory write-down	$250	$—
Equipment relocation	500	—
Other charges	350	—

Restructuring-related charges, included in cost of goods sold	$1,100	$—

Workforce reduction	$4,100	$3,470
Asset impairment charge	—	—
Other charges, including pension termination costs	500	—

Restructuring and impairment charges	$4,600	$3,470

Total restructuring, impairment and restructuring-related charges	$5,700	$3,470

June 2013 Plan [Member]
Restructuring and Restructuring Related Charges of Actual Costs

($ in thousands) June 2013 Plan	Planned Costs	Actual costs incurred through December 31, 2014

Inventory write-down	$800	$1,143
Equipment relocation	900	1,767
Other charges	100	602

Restructuring-related charges, included in cost of goods sold	$1,800	$3,512

Workforce reduction	$10,150	$8,431
Asset impairment charge	3,000	4,258
Other charges, including pension termination costs	7,650	1,123

Restructuring and impairment charges	$20,800	$13,812

Total restructuring and restructuring-related charges	$22,600	$17,324